Equity - Schedule of changes in other comprehensive income by components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 20,747	€ 20,628	€ 21,426
Remeasurements of defined benefit plans	(17)	323	(282)
Balance as of end of the year	21,058	20,747	20,628
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	263	(249)	169
Foreign exchange translation differences	(1,626)	623	(547)
Net investment hedging gains (losses)	89	(31)	105
Remeasurements of defined benefit plans	0	0	0
Transfer to income statement - Translation differences	(2)	(78)	19
Other increase	0
Movement attributable to non-controlling interests	4	(2)	5
Balance as of end of the year	(1,272)	263	(249)
Net investment hedging gains	244	154	186
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	3,958	3,632	3,893
Foreign exchange translation differences	0	0	0
Net investment hedging gains (losses)	0	0	0
Remeasurements of defined benefit plans	(17)	326	(261)
Other increase	2
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	3,943	3,958	3,632
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	15	14	78
Foreign exchange translation differences	0	0	0
Net investment hedging gains (losses)	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value gains/(losses)	79	20	2
Transfer to income statement - Hedging reserve	(63)	(19)	(66)
Other increase	0
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	31	15	14
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	15	(2)	(18)
Foreign exchange translation differences	0	0	0
Net investment hedging gains (losses)	0	(1)	3
Remeasurements of defined benefit plans	0	0	0
Net fair value gains/(losses)	(27)	(1)	(25)
Transfer to income statement - Hedging reserve	11	19	38
Other increase	0
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	(1)	15	(2)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(25)	(39)	(48)
Foreign exchange translation differences	0	0	0
Net investment hedging gains (losses)	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value gains/(losses) - Fair value reserve	26	66	(87)
Transfer to income statement - Fair value reserve	(19)	(52)	96
Other increase	0
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	€ (18)	€ (25)	€ (39)